UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2011

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Victoria 1522 Investments, LP
Address: 244 California Street
         Suite 610
         San Francisco, CA  94111

13F File Number:  028-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Salvador Ibanez de Opacua
Title:     Chief Operating Officer
Phone:     415-228-3233

Signature, Place, and Date of Signing:

 /s/   Salvador Ibanez de Opacua     San Francisco, CA     February 14, 2012

Report Type (Check only one.):

[  ]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[ X]         13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

Form 13F File Number          Name

028-01190                     Frank Russell Company

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    11

Form 13F Information Table Value Total:    $47,292 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
CHINA TELECOM CORP LTD         SPON ADR H SHS   169426103      708    12400 SH       SOLE                     2800        0     9600
CHUNGHWA TELECOM CO LTD        SPON ADR NEW11   17133Q502     9618   711280 SH       SOLE                   445880        0   265400
COMPANHIA DE BEBIDAS DAS AME   SPON ADR PFD     20441W203     3358    93050 SH       SOLE                    24740        0    68310
HDFC BANK LTD                  ADR REPS 3 SHS   40415F101     2398    91200 SH       SOLE                        0        0    91200
ISHARES INC                    MSCI TAIWAN      464286731      692    59100 SH       SOLE                     5900        0    53200
SASOL LTD                      SPONSORED ADR    803866300     4010    84570 SH       SOLE                     5370        0    79200
SOCIEDAD QUIMICA MINERA DE C   SPON ADR SER B   833635105     4717    87630 SH       SOLE                    12070        0    75560
TAIWAN SEMICONDUCTOR MFG LTD   SPONSORED ADR    874039100    12976  1006700 SH       SOLE                   394000        0   612700
TIM PARTICIPACOES S A          SPONSORED ADR    88706P205     7967   308921 SH       SOLE                    32584        0   276337
VALE S A                       ADR              91912E105      228    10650 SH       SOLE                     3870        0     6780
VALE S A                       ADR REPSTG PFD   91912E204      620    30100 SH       SOLE                        0        0    30100